Schedule of Finance Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Expenses in respect of fees and interest	₪ 18,883	₪ 19,825	₪ 23,493
Exchange differences	155	70	554
Interest expense in respect of lease liability	779	820	726
Other	171	2,147	828
Total finance expenses	₪ 19,988	₪ 22,862	₪ 25,601